Consolidated statements of financial position - CAD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash and cash equivalents	$ 918,382	$ 1,062,431
Short-term investments	24,985	0
Accounts receivable	204,980	328,044
Current tax assets	8,184	3,667
Inventories	680,369	320,770
Supplies and prepaid expenses	89,428	85,502
Current portion of long-term receivables, investments and other	18,716	6,564
Total current assets	1,945,044	1,806,978
Property, plant and equipment	3,771,557	3,720,672
Intangible assets	55,822	60,410
Long-term receivables, investments and other	652,042	630,131
Investment in equity-accounted investee	219,688	252,681
Deferred tax assets	936,678	956,376
Total non-current assets	5,635,787	5,620,270
Total assets	7,580,831	7,427,248
Current liabilities
Accounts payable and accrued liabilities	233,649	181,799
Current tax liabilities	1,480	6,290
Current portion of other liabilities	26,119	33,073
Current portion of provisions	42,535	56,248
Total current liabilities	303,783	277,410
Long-term debt	995,541	996,718
Other liabilities	166,559	153,927
Provisions	1,156,387	1,004,230
Deferred tax liabilities	0	0
Total non-current liabilities	2,318,487	2,154,875
Shareholders' equity
Share capital	1,869,710	1,862,749
Contributed surplus	237,358	234,681
Retained earnings	2,735,830	2,825,596
Other components of equity	115,457	71,699
Total shareholders' equity attributable to equity holders	4,958,355	4,994,725
Non-controlling interest	206	238
Total shareholders' equity	4,958,561	4,994,963
Total liabilities and shareholders' equity	$ 7,580,831	$ 7,427,248